Spin-Off of NexPhase Lighting (Details) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue
Cost of goods sold
Gross profit
Operating expenses:
Investor relations		6,060		124,072	124,072
Occupancy - Headquarters	12,691	12,428	39,251	33,140	90,121
Professional fees	33,142	54,290	80,144	83,224	215,236
Staff compensation	48,361	11,496	70,372	38,766	239,953
Depreciation	325	325	975	975	2,275
Total operating expenses	50,795	149,392	275,166	457,514	1,833,072
Other expenses:
Interest expense	(565,351)	(10,927)	(862,430)	(45,786)	(1,327,265)
Net income (loss) from discontinued operations	80,222	18,200	(54,885)	(196,748)	(593,909)
Spin Off of NexPhase Lighting [Member]
Revenue	102,782	203,024	171,303	282,461
Cost of goods sold		219	828	36,229
Gross profit	102,782	202,805	170,475	246,232
Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations				21,440
Occupancy - Headquarters		6,939		20,406
Professional fees		730		14,609
Staff compensation		135,909	42,504	294,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	173,381	73,310	414,366
Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)
Other expenses:
Interest expense	16,201	11,224	152,050	28,614
Net income (loss) from discontinued operations	$ 80,222	$ 18,200	$ (54,885)	$ (196,748)